PROPERTY AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Depreciation and amortization	$ 330,543	$ 363,542	$ 484,151	$ 483,473